SIGNIFICANT ACCOUNTING POLICIES - Weighted average assumptions of options granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.16%	25.71%	25.56%
Risk-free interest rate	4.13%	4.24%	3.16%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	4 years 8 months 4 days	5 years 5 months 12 days	4 years 9 months
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	19.90%	19.66%	22.16%
Risk-free interest rate	5.09%	5.35%	2.56%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	15 days	15 days	15 days